Intangible Assets	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
6.	Intangible Assets

The Company has two categories of intangible assets – intellectual property and patents. Intellectual property consists of all technology, know-how, data, and protocols for producing targeted proteins in plants and related to any products and product formulations for pharmaceutical uses and for other applications. Intellectual property includes, but is not limited to, certain technology for the development and manufacture of novel vaccines and therapeutics for humans and certain veterinary applications acquired in December 2003 from Fraunhofer USA Inc., acting through its Center for Molecular Biotechnology (“Fraunhofer”), pursuant to a Technology Transfer Agreement, as amended (the “TTA”). The Company designates such technology acquired from Fraunhofer as iBioLaunch technology or as iBioModulator technology. The value attributed to patents owned or controlled by the Company is based on payments for services and fees related to the further development and protection of the Company’s patent portfolio.

In January 2014, the Company entered into a license agreement with a U.S. university whereby iBio acquired exclusive worldwide rights to certain issued and pending patents covering specific candidate products for the treatment of fibrosis (the “Licensed Technology”). The license agreement provides for payment by the Company of a license issue fee, annual license maintenance fees, reimbursement of prior patent costs incurred by the university, payment of a milestone payment upon regulatory approval for sale of a first product, and annual royalties on product sales. In addition, the Company has agreed to meet certain diligence milestones related to product development benchmarks. As part of its commitment to the diligence milestones, the Company successfully commenced production of a plant-made peptide comprising the Licensed Technology before March 31, 2014. The next milestone – filing a New Drug Application with the FDA or foreign equivalent covering the Licensed Technology (“IND”) – became due on December 1, 2015. A six-month extension was automatically granted until June 1, 2016 under the license agreement. On August 11, 2016, the agreement was amended and replaced the original milestone schedule to provide that the IND filing be accomplished by June 30, 2017.

The Company accounts for intangible assets at their historical cost and records amortization utilizing the straight-line method based upon their estimated useful lives. Patents are amortized over a period of ten years and other intellectual property is amortized over a period from 16 to 23 years. The Company reviews the carrying value of its intangible assets for impairment whenever events or changes in business circumstances indicate the carrying amount of such assets may not be fully recoverable. Evaluating for impairment requires judgment, and recoverability is assessed by comparing the projected undiscounted net cash flows of the assets over the remaining useful life to the carrying amount. Impairments, if any, are based on the excess of the carrying amount over the fair value of the assets. There were no impairment charges during the nine months ended March 31, 2017 and 2016.

The following table summarizes by category the gross carrying value and accumulated amortization of intangible assets (in thousands):

	March 31, 2017	June 30, 2016
	(Unaudited)
Intellectual property – gross carrying value	$3,100	$3,100
Patents – gross carrying value	2,332	2,265
	5,432	5,365
Intellectual property – accumulated amortization	(2,049)	(1,932)
Patents – accumulated amortization	(1,488)	(1,341)
	(3,537)	(3,273)
Net intangible assets	$1,895	$2,092

Amortization expense was approximately $88,000 and $92,000 for the three months ended March 31, 2017 and 2016, respectively, and for the nine months ended March 31, 2017 and 2016, amortization expense was approximately $264,000 and $274,000, respectively. For each of the three and nine months ended March 31, 2017, the Company did not incur losses on the abandonment of patents. For the three and nine months ended March 31, 2016, the Company incurred losses on the abandonment of patents of approximately $16,000 and $33,000, respectively.

7.	Intangible Assets

The Company has two categories of intangible assets – intellectual property and patents. Intellectual property consists of all technology, know-how, data, and protocols for producing targeted proteins in plants and related to any products and product formulations for pharmaceutical uses and for other applications. Intellectual property includes, but is not limited to, certain technology for the development and manufacture of novel vaccines and therapeutics for humans and certain veterinary applications acquired in December 2003 from Fraunhofer USA Inc., acting through its Center for Molecular Biotechnology (“Fraunhofer”), pursuant to a Technology Transfer Agreement, as amended (the “TTA”). The Company designates such technology acquired from Fraunhofer as iBioLaunch technology or as iBioModulator technology. The value attributed to Patents owned or controlled by the Company is based on payments for services and fees related to the further development and protection of the Company’s patent portfolio.

In January 2014, the Company entered into a license agreement with a U.S. university whereby iBio acquired exclusive worldwide rights to certain issued and pending patents covering specific candidate products for the treatment of fibrosis (the “Licensed Technology”). The license agreement provides for payment by the Company of a license issue fee, annual license maintenance fees, reimbursement of prior patent costs incurred by the university, payment of a milestone payment upon regulatory approval for sale of a first product, and annual royalties on product sales. In addition, the Company has agreed to meet certain diligence milestones related to product development benchmarks. As part of its commitment to the diligence milestones, the Company successfully commenced production of a plant-made peptide comprising the Licensed Technology before March 31, 2014. The next milestone – filing a New Drug Application with the FDA or foreign equivalent covering the Licensed Technology (“IND”) – became due on December 1, 2015. A six-month extension was automatically granted until June 1, 2016 under the license agreement. On August 11, 2016, the agreement was amended and replaced the original milestone schedule to provide that the IND filing be accomplished by June 30, 2017.

The following table summarizes by category the gross carrying value and accumulated amortization of intangible assets (in thousands):

	June 30, 2016	June 30, 2015
Intellectual property – gross carrying value	$3,100	$3,100
Patents – gross carrying value	2,265	2,181
	5,365	5,281
Intellectual property – accumulated amortization	(1,932)	(1,776)
Patents – accumulated amortization	(1,341)	(1,145)
	(3,273)	(2,921)
Net intangible assets	$2,092	$2,360

Amortization expense, included in general and administrative expenses, was approximately $363,000 and $358,000 for 2016 and 2015. In addition, in 2016 and 2015, the Company incurred losses on the abandonment of patents of approximately $33,000 and $48,000, respectively. The weighted-average remaining life for intellectual property and patents at June 30, 2016 was approximately 7.5 years and 6.6 years, respectively. The estimated annual amortization expense for the next five years and thereafter is as follows (in thousands):

For the Year Ending June 30,
2017	$345
2018	327
2019	297
2020	265
2021	244
Thereafter	614
Total	$2,092